Other current liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other current liabilities [Abstract]
Taxes payable	$ 10.6	$ 16.6
Employee withheld taxes, social security and vacation payment	6.2	2.8
Other current liabilities	6.4	8.5
Total other current liabilities	$ 23.2	$ 27.9